Cover	Nov. 02, 2023	Oct. 27, 2023
Document Information [Line Items]
Entity Incorporation, State or Country Code		DE
Amendment Flag		false
Document Type		8-K
Document Period End Date		Oct. 27, 2023
Entity Central Index Key		0001534504
Entity File Number		001-35764
Entity Tax Identification Number		45-3763855
Entity Address, Address Line One		One Sylvan Way, Second Floor
Entity Address, City or Town		Parsippany
Entity Address, State or Province		NJ
Entity Address, Postal Zip Code		07054
City Area Code		973
Local Phone Number		455-7500
Title of 12(b) Security		Common Stock, par value $.001
Trading Symbol		PBF
Security Exchange Name		NYSE
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Registrant Name		PBF ENERGY INC.
Entity Information [Line Items]
Entity Registrant Name		PBF ENERGY INC.
PBF Holding [Member]
Document Information [Line Items]
Entity Incorporation, State or Country Code		DE
Entity Central Index Key		0001566011
Entity File Number		333-186007
Entity Tax Identification Number		27-2198168
Entity Registrant Name	PBF HOLDING COMPANY LLC
Entity Information [Line Items]
Entity Registrant Name	PBF HOLDING COMPANY LLC